Debentures (Details) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		5.00%	5.00%
Carrying amount		₪ 21,297		₪ 29,366
Less - current maturities of debentures		1,265		2,047
Debentures		20,032	$ 5,778	27,319
The Company [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	[1]	10,051		10,884
Consolidated companies [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount		21,297		29,366
Debentures (series A) [Member] | The Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding par value amount
Denomination		U.S.$
Nominal interest rate		6.50%	6.50%
Effective interest rate		6.18%	6.18%
Carrying amount				35
Debentures (series C) [Member] | The Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding par value amount		₪ 349
Denomination		Israeli CPI
Nominal interest rate		4.95%	4.95%
Effective interest rate		4.88%	4.88%
Carrying amount		₪ 430		616
Debentures (series D) [Member] | The Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding par value amount		₪ 2,069
Denomination		Israeli CPI
Nominal interest rate		5.10%	5.10%
Effective interest rate		5.02%	5.02%
Carrying amount		₪ 2,437		2,431
Debentures (series E) [Member] | The Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding par value amount
Denomination	[2]	NIS
Nominal interest rate		0.80%	0.80%
Effective interest rate		1.32%	1.32%
Carrying amount				553
Debentures (series I) [Member] | The Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding par value amount		₪ 458
Denomination		Israeli CPI
Nominal interest rate		5.30%	5.30%
Effective interest rate		5.58%	5.58%
Carrying amount		₪ 533		557
Debentures (series J) [Member] | The Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding par value amount		₪ 683
Denomination		Israeli CPI
Nominal interest rate		6.50%	6.50%
Effective interest rate		5.76%	5.76%
Carrying amount		₪ 775		794
Debentures (series K) [Member] | The Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding par value amount		₪ 2,653
Denomination		Israeli CPI
Nominal interest rate		5.35%	5.35%
Effective interest rate		4.35%	4.35%
Carrying amount		₪ 2,845		2,860
Debentures (Series L) [Member] | The Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding par value amount		₪ 2,958
Denomination		Israeli CPI
Nominal interest rate		4.00%	4.00%
Effective interest rate		3.67%	3.67%
Carrying amount		₪ 3,031		3,038
FCR debentures [Member] | Consolidated companies [Member]
Disclosure of detailed information about borrowings [line items]
Denomination		C$
Nominal interest rate		4.57%	4.57%
Effective interest rate		4.63%	4.63%
Carrying amount				7,260
CTY debentures [Member] | Consolidated companies [Member]
Disclosure of detailed information about borrowings [line items]
Denomination		Euro
Nominal interest rate		2.60%	2.60%
Effective interest rate		2.65%	2.65%
Carrying amount		₪ 6,186		6,575
CTY debentures [Member] | Consolidated companies [Member]
Disclosure of detailed information about borrowings [line items]
Denomination		Norwegian Krone
Nominal interest rate		3.42%	3.42%
Effective interest rate		3.43%	3.43%
Carrying amount		₪ 1,005		620
CTY debentures [Member] | Consolidated companies [Member]
Disclosure of detailed information about borrowings [line items]
Denomination	[2]	Norwegian Krone
Nominal interest rate		2.42%	2.42%
Effective interest rate		2.42%	2.42%
Carrying amount		₪ 525		554
ATR debentures [Member] | Consolidated companies [Member]
Disclosure of detailed information about borrowings [line items]
Denomination		Euro
Nominal interest rate		3.77%	3.77%
Effective interest rate		3.78%	3.78%
Carrying amount		₪ 3,530		₪ 3,473

[1]	As for cross-currency swap transactions entered in respect of part of the debentures, see Note 35c.
[2]	Variable interest.